ACCRUED AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
SUMMARY OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consist of the following:

	September 30, 2022	March 31, 2022
Deferred sales	$388,691	$547,217
Liability associated with uncertain tax positions	925,794	921,987
Payroll and employee benefits	427,473	478,360
Settlement liability, current portion	-	341,919
Lease liability, current portion	70,789	134,578
Due to related parties	699	125,532
Other operational accruals	1,550,862	530,189
	$3,364,308	$3,079,782

Accrued and other current liabilities consist of the following:

	As of March 31,
	2022	2021
Deferred sales revenues	$547,217	$1,449,359
Liability associated with uncertain tax positions	921,987	904,643
Accrued severance expense	-	700,000
Payroll and employee benefits	478,360	523,454
Settlement liability, current portion	341,919	376,921
Lease liability, current portion	134,578	373,398
Other operational accruals	655,721	499,639
	$3,079,782	$4,827,414